Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7.	COMMITMENTS AND CONTINGENCIES

Proposed IPO

On June 16, 2020, the Company entered into an engagement agreement (the “Agreement”) with an underwriter to serve as lead underwriter, deal manager and investment banker for the proposed firm commitment for underwriting an initial public offering (“Public Offering”) by the Company, covering sale of up to approximately $35 million equity and equity derivatives. The term of the Agreement in connection with the offering ends on earlier of (i) twelve (12) months from the engagement date or (ii) the final closing, if any, of the Offering. The placement agent will act as sole underwriter of the Public Offering, subject to, completion of placement agent’s due diligence examination of the Company and its affiliates, and the execution of a definitive underwriting agreement between the Company and the placement agent in connection with the Public Offering. The Agreement will provide that the Company will grant to the placement agent an option, exercisable within 45 days after the closing of the Public Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the Company in the Public Offering, solely for the purpose of covering over-allotments. In connection with the offering, an underwriting discount of 8% of the total gross proceeds of the Offering shall be provided to the underwriter.

On June 1, 2020, the Company entered into a financial advisory agreement with the above underwriter to provide general financial advisory, investment banking and other customary services that the Company and underwriter agree. As consideration for the provision of advisory services, the Company issued 1% of the issued and outstanding common shares on the date of agreement and will issue 2% of issued and outstanding stock on 91st day subsequent to the agreement date. The Company shall pay in cash a financing fee in relation to any capital raised, invested, or committed equal to 8% for public equity placements, 9% for private equity placements, and 7% for debt placements. In addition, the Company will pay a cash transaction fee equal to 5% of the transaction consideration.

Litigation

During the three months ended March 31, 2021 and the year ended December 31, 2020, the Company had no new contingencies to disclose.

During the year ended December 31, 2018, the Company entered into a purchase agreement with certain parties representing proprietary technology. As consideration for the purchase of the technology and attendant intellectual property rights, the Company issued an aggregate of 5,263,158 (25,000,000 before the Reverse Split) Class A common voting shares (the “Class A Shares”).

An additional 105,263 (500,000 before the Reverse Split) Class A Shares was issued for consulting services to assist with application of the proprietary technology to the Company’s business.

Subsequent to the execution of these agreements, the Company was notified as to certain issues relating to the transaction agreements that were executed and the intellectual property risks that were purportedly transferred. After several months of analysis with various professionals, the Company determined that the technology was in fact invalid and therefore without any value.

On May 15, 2019, a claim by HydroHaus Horticulture, Inc., Stuart Brazier and Christopher Gielnik was filed in BC Supreme Court. The basic allegations against Agriforce Growing Systems Ltd. are:

1.	The Company breached the manufacturing agreement under which HydroHaus Horticulture claims it had the exclusive right to build hydro houses for the Company;

2.	The Company advised HydroHaus Horticulture that it was in breach of the licensing agreement relating to its project to build a hydro house for the Nak’azdli causing HydroHaus Horticulture to spend approximately $130,000 to change the way it was to perform that contract;

3.	The Company owes approximately $100,000 for expenses paid for by HydroHaus Horticulture, which has not been accrued for at this time as management does not believe the merits are valid. Should any amounts be required to be paid as a result of the claim, the Company will appropriately record at that time; and

4.	The Company wrongfully rescinded its agreements with HydroHaus Horticulture.

The plaintiffs are seeking general and special damages, alternatively rescission of the agreements or specific performance of those agreements and payment for expenses incurred by HydroHaus Horticulture for the benefit of the Company. The plaintiffs are also seeking an order that the Hydrohaus IP (allegedly comprising certain cladding materials and methods of insulating greenhouses, regulating humidity, moving growing plants, and managing the movement of air, and any derivative works), and an associated patent application, be transferred to the them. The Plaintiffs are also seeking an order prohibiting the Company from using the words, “Canivate”, ” the Canivate Way”, “HydroFilm”, “Hydrohouse” and “Hydrohaus”.

On May 24, 2019, the Company filed a Response to the claim. That response denies the allegations in the claim, raises the defense that the plaintiffs wrongfully purported to sell intellectual property which they falsely stated they had invented and owned and states that the intellectual property was unworkable to build greenhouses. The Company also alleges that the plaintiffs falsely represented that their work for the Kak’adzdli would benefit the Company when it would not. The Response asks that the claim be dismissed.

The Company has also filed a Counterclaim based upon its allegations that the plaintiffs wrongfully induced the Company to enter agreements with the plaintiffs based on fraudulent misrepresentations regarding the existence of ownership of intellectual property. Further, the counterclaim alleges that Mr. Brazier breached his fiduciary duties to Canivate in preferring the interests of Hydrohaus over those of the Company.

The counterclaim seeks a declaration that the agreements which the Company rescinded were properly rescinded based upon the misrepresentations of the plaintiffs as well as general, special, aggravated and punitive damages, an accounting for profits, and legal costs.

During the three months ended March 31, 2021 and the year ended December 31, 2020, there has been no further activity in the lawsuit. Based on Company’s litigation counsel’s opinion, management does not believe the potential monetary damages to be material based on the damages sought by the plaintiff.

14.	COMMITMENTS AND CONTINGENCIES

Commitments

The Company has the following contractual commitments:

Year	Description	CAD $	USD $
2021	Equipment lease	2,397	1,759
2022	Equipment lease	1,199	880

Proposed IPO

On June 16, 2020, the Company entered into an engagement agreement (the “Agreement”) with an underwriter to serve as lead underwriter, deal manager and investment banker for the proposed firm commitment for underwriting an initial public offering (“Public Offering”) by the Company, covering sale of up to approximately $35 million equity and equity derivatives. The term of the Agreement in connection with the offering ends on earlier of (i) twelve (12) months from the engagement date or (ii) the final closing, if any, of the Offering. The placement agent will act as sole underwriter of the Public Offering, subject to, completion of placement agent’s due diligence examination of the Company and its affiliates, and the execution of a definitive underwriting agreement between the Company and the placement agent in connection with the Public Offering. The Agreement will provide that the Company will grant to the placement agent an option, exercisable within 45 days after the closing of the Public Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the Company in the Public Offering, solely for the purpose of covering over-allotments. In connection with the offering, an underwriting discount of 8% of the total gross proceeds of the Offering shall be provided to the underwriter.

On June 1, 2020, the Company entered into a financial advisory agreement with the above underwriter to provide general financial advisory, investment banking and other customary services that the Company and underwriter agree. As consideration for the provision of advisory services, the Company issued 1% of the issued and outstanding common shares on the date of agreement and will issue 2% of issued and outstanding stock on 91st day subsequent to the agreement date. The Company shall pay in cash a financing fee in relation to any capital raised, invested, or committed equal to 8% for public equity placements, 9% for private equity placements, and 7% for debt placements. In addition, the Company will pay a cash transaction fee equal to 5% of the transaction consideration.

Contingencies

Litigation

During the years ended December 31, 2020 and December 31, 2019, the Company had no new contingencies to disclose.

During the year ended December 31, 2018, the Company entered into a purchase agreement with certain parties representing proprietary technology. As consideration for the purchase of the technology and attendant intellectual property rights, the Company issued an aggregate of 5,263,158 (25,000,000 before the Reverse Split) Class A common voting shares (the “Class A Shares”).

An additional 105,263 (500,000 before the Reverse Split) Class A Shares was issued for consulting services to assist with application of the proprietary technology to the Company’s business.

Subsequent to the execution of these agreements, the Company was notified as to certain issues relating to the transaction agreements that were executed and the intellectual property risks that were purportedly transferred. After several months of analysis with various professionals, the Company determined that the technology was in fact invalid and therefore without any value.

On May 15, 2019, a claim by HydroHaus Horticulture, Inc., Stuart Brazier and Christopher Gielnik was filed in BC Supreme Court. The basic allegations against Agriforce Growing Systems Ltd. are:

1.	The Company breached the manufacturing agreement under which HydroHaus Horticulture claims it had the exclusive right to build hydro houses for the Company;

2.	The Company advised HydroHaus Horticulture that it was in breach of the licensing agreement relating to its project to build a hydro house for the Nak’azdli causing HydroHaus Horticulture to spend approximately $130,000 to change the way it was to perform that contract;

3.	The Company owes approximately $100,000 for expenses paid for by HydroHaus Horticulture, which has not been accrued for at this time as management does not believe the merits are valid. These amounts have not been accrued for at this time as management does not believe the merits are valid. Should any amounts be required to be paid as a result of the claim, the Company will appropriately record at that time; and

4.	The Company wrongfully rescinded its agreements with HydroHaus Horticulture.

The plaintiffs are seeking general and special damages, alternatively rescission of the agreements or specific performance of those agreements and payment for expenses incurred by HydroHaus Horticulture for the benefit of the Company. The plaintiffs are also seeking an order that the Hydrohaus IP (allegedly comprising certain cladding materials and methods of insulating greenhouses, regulating humidity, moving growing plants, and managing the movement of air, and any derivative works), and an associated patent application, be transferred to the them. The Plaintiffs are also seeking an order prohibiting the Company from using the words, “Canivate”, “the Canivate Way”, “HydroFilm”, “Hydrohouse” and “Hydrohaus”.

On May 24, 2019, the Company filed a Response to the claim. That response denies the allegations in the claim, raises the defense that the plaintiffs wrongfully purported to sell intellectual property which they falsely stated they had invented and owned and states that the intellectual property was unworkable to build greenhouses. The Company also alleges that the plaintiffs falsely represented that their work for the Kak’adzdli would benefit the Company when it would not. The Response asks that the claim be dismissed.

The Company has also filed a Counterclaim based upon its allegations that the plaintiffs wrongfully induced the Company to enter agreements with the plaintiffs based on fraudulent misrepresentations regarding the existence of ownership of intellectual property. Further, the counterclaim alleges that Mr. Brazier breached his fiduciary duties to Canivate in preferring the interests of Hydrohaus over those of the Company.

The counterclaim seeks a declaration that the agreements which the Company rescinded were properly rescinded based upon the misrepresentations of the plaintiffs as well as general, special, aggravated and punitive damages, an accounting for profits, and legal costs.

During the year ended December 31, 2020, there has been no further activity in the lawsuit. Based on Company’s litigation counsel’s opinion, management does not believe the potential monetary damages to be material based on the damages sought by the plaintiff.